Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
PREDECESSOR MILLROSE BUSINESS [Member]
Related Party Transaction [Line Items]
Summary of these allocations included primarily salaries and expenses for professional services
These allocations included primarily salaries and expenses for professional services, which are reflected in the Combined Statements of Operations as follows:

	Twelve Months Ended December 31,
(In thousands)	2024	2023
Salaries, general and administrative expenses	$246,221	$209,792